Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee benefits expense:
Wages and salaries	$ 5,017	$ 4,633	$ 4,539
Employee share awards	127	112	97
Social security costs	5	5	4
Pension and other post-retirement obligations	399	374	339
Less employee benefits expense classified as exploration and evaluation expenditure	(61)	(49)	(35)
Changes in inventories of finished goods and work in progress	433	(289)	301
Raw materials and consumables used	5,950	6,536	6,710
Freight and transportation	2,029	2,270	2,299
External services	5,726	5,795	4,768
Third-party commodity purchases	1,991	1,977	1,878
Net foreign exchange losses/(gains)	85	23	(197)
Fair value change on derivatives	(58)	84	135
Government royalties paid and payable	2,608	3,571	3,841
Exploration and evaluation expenditure incurred and expensed in the current period	346	399	294
Depreciation and amortisation expense	5,540	5,295	5,061
Impairment net of reversals:
Net impairment profit or loss	171	3,890
All other operating expenses	2,074	2,124	1,764
Total expenses	32,319	36,750	31,873
Loss/(gain) on disposal of subsidiaries and operations	117	(915)	(8)
Other income	(485)	(370)	(386)
Total other income	(368)	(1,285)	(394)
Property, plant and equipment [member]
Impairment net of reversals:
Net impairment profit or loss	106	3,833	73
Goodwill And Other Intangible Assets [Member]
Impairment net of reversals:
Net impairment profit or loss	$ 2	$ 57	$ 2